Condensed Consolidating Financial Statement Information of Subsidiary Guarantors - Additional Information (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
5.125% Senior Notes Due 2022
Condensed Consolidating Financial Information [Line Items]
Outstanding aggregate principal amount of Senior Notes	$ 400,000
Interest rate	5.125%
4.875% Senior Notes Due 2023
Condensed Consolidating Financial Information [Line Items]
Outstanding aggregate principal amount of Senior Notes	$ 530,000
Interest rate	4.875%
7.375% Senior Subordinated Notes Due 2021
Condensed Consolidating Financial Information [Line Items]
Interest rate	7.375%
Aggregate principal amount of Senior Subordinated Notes	$ 200,000